Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001987221
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	John Hancock Comvest Private Income Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01669
Entity Tax Identification Number	93-4109571
Entity Address, Address Line One	360 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	727-2001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false